- Headline Earnings (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of earnings per share [Abstract]
Profit (loss) attributable to equity shareholders	$ 114	$ 33	$ 133
Net impairment and derecognition of assets	7	92	102
Net loss (profit) on disposal of assets	1	22	32
Taxation	(2)	(48)	(47)
Headline earnings (loss)	$ 120	$ 99	$ 220
Basic headline earnings (loss) per share (cents per share)	$ 29	$ 24	$ 53
Diluted headline earnings (loss) per share (cents per share)	$ 29	$ 24	$ 53